Intangible	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible
11.	Intangible

(a)	The composition and movement of this caption as of the date of the consolidated statements of financial position is presented below:

S/(000)

Cost
As of January 1, 2017	51,446
Additions (b)	1,384
Transfers and reclassifications, note 10	4,419
As of December 31, 2017	57,249
Additions (c), note 1.2	27,851
Transfers, note 10	3,061

As of December 31, 2018	88,161

Accumulated amortization
As of January 1, 2017	8,418
Additions	1,437
Transfers, note 10	509
As of December 31, 2017	10,364
Additions	3,121
Transfers and reclassifications, note 10	326

As of December 31, 2018	13,811

Impairment, (d) and note 1.4	33,469

Net value
As of December 31, 2018	40,881

As of December 31, 2017	13,416

(b)	As of December 31, 2018, the exploration and evaluation assets include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.

(c)	During the year 2018, the Group acquired certain assets for an amount of S/25,152,000 from a third party, which were recorded using the acquisition method reflecting their fair values at the acquisition date, as well as the resulting goodwill, see note 1.2. Included in this acquisition there were intangibles of finite and indefinite life.

(d)	During the year 2017, the Group recorded an impairment loss in relation to its brine project and, as explained in note 1.4, as a consequence, a loss for that concept was recorded for an amount of S/33,469,000.

As of December 31, 2018 and 2017, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indication of impairment in said assets.